Related Parties Blalance (Details)				12 Months Ended
	Mar. 30, 2021 USD ($)	Jul. 20, 2020 USD ($)	Dec. 25, 2017 CNY (¥)	Mar. 31, 2026 USD ($) shares	Apr. 07, 2022 USD ($)	Apr. 01, 2022 USD ($)	Dec. 04, 2019 USD ($)	Nov. 01, 2019 USD ($)
Related Parties Blalance [Line Items]
Loan bears an interest rate				1.00%
Repaid loan amount			¥ 218,937	$ 31,739
Horwath Capital [Member]
Related Parties Blalance [Line Items]
Loan amount | $					$ 1,350,000	$ 300,000	$ 1,650,000	$ 851,825
Loan bears an interest rate				4.00%
Loan maturity date				Jul. 31, 2020
Repaid loan amount | $	$ 1,650,000	$ 851,825
Related Party [Member] | Horwath Capital [Member]
Related Parties Blalance [Line Items]
Loan maturity date				Sep. 30, 2026
Silver Thousand International [Member]
Related Parties Blalance [Line Items]
Ordinary shares owned by related party | shares				320,000
River Business Limited [Member]
Related Parties Blalance [Line Items]
Ordinary shares owned by related party | shares				1,084,028